Operating Assets and Liabilities - Future minimum payments under our leases (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	kr 394	kr 216	kr 247
Cash outflow for leases	53	38
DENMARK
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	342
Estimated capital expenditures to fit out the space	40
UNITED STATES
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	87
Estimated capital expenditures to fit out the space	53
NETHERLANDS
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases		117
Estimated capital expenditures to fit out the space		74
2020
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	53	32	31
1 to 3 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	85	64	65
More than 3 years but less than 5 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	62	27	45
2025+
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	kr 194	kr 93	kr 106